Schedule of Portfolio Investments

AAMA Equity Fund

September 30, 2025 (Unaudited)

COMMON STOCKS - 66.3%	Shares	Fair Value
AEROSPACE & DEFENSE - 2.0%
RTX Corporation	46,696	$7,813,641

BANKING - 3.0%
JPMorgan Chase & Company	37,400	11,797,082

BEVERAGES - 0.9%
PepsiCo, Inc.	26,400	3,707,616

BIOTECH & PHARMA - 3.3%
Amgen, Inc.	15,000	4,233,000
Johnson & Johnson	48,000	8,900,160
		13,133,160
DIVERSIFIED INDUSTRIALS - 2.6%
Emerson Electric Company	78,400	10,284,512

E-COMMERCE DISCRETIONARY - 2.7%
Amazon.com, Inc. (a)	48,400	10,627,188

ELECTRIC UTILITIES - 2.7%
American Electric Power Company, Inc.	23,000	2,587,500
Duke Energy Corporation	19,000	2,351,250
Exelon Corporation	30,000	1,350,300
Public Service Enterprise Group, Inc.	25,000	2,086,500
Southern Company (The)	25,000	2,369,250
		10,744,800
HOUSEHOLD PRODUCTS - 1.1%
Procter & Gamble Company (The)	29,400	4,517,310

INDUSTRIAL SUPPORT SERVICES - 2.4%
Grainger (W.W.), Inc.	10,100	9,624,896

INTERNET MEDIA & SERVICES - 3.0%
Alphabet, Inc. - Class A	48,000	11,668,800

METALS & MINING - 2.5%
Freeport-McMoRan, Inc.	250,000	9,805,000

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

COMMON STOCKS - 66.3% (Continued)	Shares	Fair Value
OIL & GAS PRODUCERS - 4.5%
Chevron Corporation	46,500	$7,220,985
Exxon Mobil Corporation	92,000	10,373,000
		17,593,985
RETAIL - CONSUMER STAPLES - 4.3%
Kroger Company (The)	102,500	6,909,525
Walmart, Inc.	96,000	9,893,760
		16,803,285
RETAIL - DISCRETIONARY - 1.8%
Home Depot, Inc. (The)	17,000	6,888,230

SEMICONDUCTORS - 6.6%
Applied Materials, Inc.	56,000	11,465,440
QUALCOMM, Inc.	50,900	8,467,724
Texas Instruments, Inc.	31,700	5,824,241
		25,757,405
SOFTWARE - 2.7%
Microsoft Corporation	20,500	10,617,975

TECHNOLOGY HARDWARE - 8.2%
Apple, Inc.	47,200	12,018,536
Cisco Systems, Inc.	131,600	9,004,072
Corning, Inc.	134,800	11,057,644
		32,080,252
TECHNOLOGY SERVICES - 4.3%
Mastercard, Inc. - Class A	11,100	6,313,791
Visa, Inc. - Class A	31,200	10,651,056
		16,964,847
TELECOMMUNICATIONS - 5.0%
AT&T, Inc.	330,000	9,319,200
T-Mobile US, Inc.	42,815	10,249,055
		19,568,255

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

COMMON STOCKS - 66.3% (Continued)	Shares	Fair Value
TRANSPORTATION & LOGISTICS - 2.7%
Norfolk Southern Corporation	14,200	$4,265,822
Union Pacific Corporation	19,800	4,680,126
United Parcel Service, Inc. - Class B	20,000	1,670,600
		10,616,548

TOTAL COMMON STOCKS (Cost $106,925,074)		$260,614,787

EXCHANGE-TRADED FUNDS - 23.0%	Shares	Fair Value
iShares Core S&P 500 ETF	57,000	$38,150,100
Vanguard S&P 500 ETF	85,600	52,419,728
TOTAL EXCHANGE-TRADED FUNDS (Cost $32,862,627)		$90,569,828

U.S. TREASURY OBLIGATIONS - 7.6%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS - 7.6% (b)
U.S. Treasury Bills	4.318%	10/09/25	$15,000,000	$14,986,462
U.S. Treasury Bills	3.935%	12/11/25	15,000,000	14,886,104
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,872,108)				$29,872,566

MONEY MARKET FUNDS - 3.1%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 3.96% (c) (Cost $12,329,272)	12,329,272	$12,329,272

TOTAL INVESTMENTS (Cost $181,989,081) - 100.0%		$393,386,453

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (d)		(177,564)

NET ASSETS - 100.0%		$393,208,889

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of September 30, 2025.
(d)	Percentage rounds to less than 0.1%.

Schedule of Portfolio Investments

AAMA Income Fund

September 30, 2025 (Unaudited)

MUNICIPAL BONDS - 1.0%	Coupon	Maturity	Principal Amount	Fair Value
City of Powell, Ohio, Various Purpose Ltd., GO Bond, Series 2021 (Cost $1,335,255)	2.000%	12/01/26	$1,320,000	$1,294,697

U.S. GOVERNMENT AGENCIES - 17.3%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK - 3.8%
Federal Home Loan Bank	1.650%	11/24/28	$5,000,000	$4,694,772

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.5%
Federal National Mortgage Association	2.125%	04/24/26	11,454,000	11,344,711
Federal National Mortgage Association	0.750%	10/08/27	5,957,000	5,629,353
				16,974,064

TOTAL U.S. GOVERNMENT AGENCIES (Cost $22,356,089)				$21,668,836

U.S. TREASURY OBLIGATIONS - 60.6%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS - 17.5% (a)
U.S. Treasury Bills	4.209%	11/20/25	$15,000,000	$14,917,292
U.S. Treasury Bills	4.256%	12/11/25	7,000,000	6,946,848
				21,864,140
U.S. TREASURY NOTES - 43.1%
U.S. Treasury Notes	4.625%	11/15/26	15,000,000	15,145,898
U.S. Treasury Notes	0.500%	04/30/27	10,000,000	9,520,703
U.S. Treasury Notes	1.125%	02/29/28	10,000,000	9,429,688
U.S. Treasury Notes	3.250%	06/30/29	5,000,000	4,925,195
U.S. Treasury Notes	3.875%	09/30/29	5,000,000	5,034,180
U.S. Treasury Notes	3.750%	05/31/30	5,000,000	5,003,516
U.S. Treasury Notes	3.875%	06/30/30	5,000,000	5,030,664
				54,089,844

TOTAL U.S. TREASURY OBLIGATIONS (Cost $76,708,558)				$75,953,984

Schedule of Portfolio Investments (Continued)

AAMA Income Fund

MONEY MARKET FUNDS - 20.6%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 3.96% (b) (Cost $25,895,397)	25,895,397	$25,895,397

TOTAL INVESTMENTS (Cost $126,295,299) - 99.5%		$124,812,914

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		615,556

NET ASSETS - 100.0%		$125,428,470

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.